Consolidated Statements of Changes in (Deficits)/Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	LZ Technology shareholders’ equity CNY (¥)	LZ Technology shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 4		¥ 20		¥ 112,389		¥ (139,925)		¥ (27,512)		¥ (1,907)		¥ (29,419)
Balance (in Shares) | shares	21,791,187	21,791,187	110,089,623	110,089,623
Balance at Dec. 31, 2021	¥ 4		¥ 20		112,389		(139,925)		(27,512)		(1,907)		(29,419)
Balance (in Shares) at Dec. 31, 2021 | shares	21,791,187	21,791,187	110,089,623	110,089,623
Net income (loss)							(13,645)		(13,645)		(1,152)		(14,797)
Contribution from shareholders			¥ 1		17,942		(699)		17,244		4,017		21,261
Contribution from shareholders (in Shares) | shares			9,150,466	9,150,466
Debt-to-equity conversion					37,831				37,831				37,831
Balance at Dec. 31, 2022	¥ 4		¥ 21		168,162		(154,269)		13,918		958		14,876
Balance (in Shares) at Dec. 31, 2022 | shares	21,791,187	21,791,187	119,240,089	119,240,089
Balance (in Dollars)	¥ 4		¥ 21		168,162		(154,269)		13,918		958		14,876
Balance (in Shares) | shares	21,791,187	21,791,187	119,240,089	119,240,089
Net income (loss)							(6,209)		(6,209)		(163)		(6,372)
Contribution from shareholders			¥ 1		44,673		(279)		44,395		3,319		47,714
Contribution from shareholders (in Shares) | shares			4,114,522	4,114,522
Debt-to-equity conversion					5,449				5,449				5,449
Balance at Dec. 31, 2023	¥ 4		¥ 22		218,284		(160,757)		57,553		4,114		61,667
Balance (in Shares) at Dec. 31, 2023 | shares	21,791,187	21,791,187	123,354,611	123,354,611
Balance (in Dollars)	¥ 4		¥ 22		218,284		(160,757)		57,553		4,114		61,667
Balance (in Shares) | shares	21,791,187	21,791,187	123,354,611	123,354,611
Net income (loss)							5,542		5,542		234		5,776	$ 791
Contribution from shareholders			¥ 1		2,001				2,002		(2,006)		(4)
Contribution from shareholders (in Shares) | shares	708,813	708,813	4,145,389	4,145,389
Balance at Dec. 31, 2024	¥ 4	$ 1	¥ 23	$ 3	220,285	$ 30,179	(155,215)	$ (21,263)	65,097	$ 8,919	2,342	$ 321	67,439	9,240
Balance (in Shares) at Dec. 31, 2024 | shares	22,500,000	22,500,000	127,500,000	127,500,000
Balance (in Dollars)	¥ 4	$ 1	¥ 23	$ 3	¥ 220,285	$ 30,179	¥ (155,215)	$ (21,263)	¥ 65,097	$ 8,919	¥ 2,342	$ 321	¥ 67,439	$ 9,240
Balance (in Shares) | shares	22,500,000	22,500,000	127,500,000	127,500,000